Comparison of the carrying amounts of the Bank's financial assets measured at other than fair value and their respective fair values (Details) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Amortized Cost	R$ 464,451,587,000	R$ 393,707,229,000	R$ 326,699,480,000
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil	16,657,201,000	20,148,725,000
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions
Loans and advances to customers
Debt instruments	28,472,612,000	4,425,723,000	5,378,791,000
Total	45,129,813,000	24,574,448,000	5,378,791,000
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil			15,249,515,000
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	73,308,279,000	59,492,738,000	109,233,128,000
Loans and advances to customers	6,044,808,000	4,530,041,000
Debt instruments	12,124,154,000	17,486,057,000	7,858,612,000
Total	91,477,241,000	81,508,836,000	132,341,255,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	22,356,475,000	53,357,038,000
Loans and advances to customers	454,480,941,000	392,348,278,000	327,278,243,000
Debt instruments	33,477,329,000	28,052,167,000	26,440,789,000
Total	510,314,745,000	473,757,483,000	353,719,032,000
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil	16,657,201,000	20,148,725,000	15,249,515,000
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	95,664,754,000	112,849,776,000	109,233,128,000
Loans and advances to customers	464,451,587,000	393,707,229,000	326,699,480,000
Debt instruments	73,125,011,000	48,367,791,000	38,748,296,000
Total	649,898,553,000	575,073,521,000	489,930,419,000
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil	16,657,201,000	20,148,725,000	15,249,515,000
Financial Assets Measured At Amortized Cost
Loans and amounts due from credit institutions	95,664,754,000	112,849,776,000	109,233,128,000
Loans and advances to customers	460,525,749,000	396,878,319,000	327,278,243,000
Debt instruments	74,074,095,000	49,963,947,000	39,678,192,000
Total	R$ 646,921,799,000	R$ 579,840,767,000	R$ 491,439,078,000